Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Commitments and contingencies [line items]
Rental expense	$ 33,685	$ 27,712	$ 24,313
Commitments net	5,762	6,257
Bank guarantees	2,579	1,190
Restricted time deposits	$ 575	$ 355
Bottom of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	1 year
Top of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	5 years